Average Annual Total Returns{- Government Money Market Portfolio} - 02.28 VIP Government Money Market Investor PRO -09 - Government Money Market Portfolio - VIP Government Money Market Portfolio-Investor VIP - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.92%	0.49%